Summary of Status of Options Issued and Changes in Options Outstanding (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 07, 2013
Shares Available for Grant
Beginning Balance	112,661	6,450	134,669
Shares authorized for issuance	70,276		501,168	11,155,295
Options granted under the Plan	(182,938)		(631,789)
Options exercised	0		0
Options forfeited	2,500	106,211	33,652
Ending Balance	2,500	112,661	6,450
Outstanding Stock Options
Beginning Balance	722,358	828,569	236,662
Shares authorized for issuance	0		0
Options granted under the Plan	182,938		631,789
Restricted stock granted under the Plan			0
Options exercised	0		(6,230)
Options forfeited	(2,500)	(106,211)	(33,652)
Ending Balance	902,796	722,358	828,569
Exercisable, Balance	614,916	445,833
Options Outstanding Weighted-Average Exercise Price
Beginning Balance	$ 8.88	$ 10.48	$ 10.88
Options granted under the Plan	$ 2.40		$ 8.24
Options exercised	$ 0		$ 1.04
Options forfeited	$ 0	$ 8.00	$ 12.24
Ending Balance	$ 4.05	$ 8.88	$ 10.48
Exercisable, Balance	$ 4.78	$ 9.36
Options Outstanding Aggregate Intrinsic Value
Balance	$ 878,682	$ 0
Exercisable, Balance	$ 539,227	$ 0